HELD FOR SALE	12 Months Ended
Dec. 31, 2019
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
HELD FOR SALE
HELD FOR SALE
Non-current assets and groups of assets and liabilities which comprise disposal groups are presented as assets held for sale where the asset or disposal group is available for immediate sale in its present condition, and the sale is highly probable.
The following is a summary of the assets and liabilities that were classified as held for sale as of December 31, 2019 and December 31, 2018:

(US$ Millions)	Dec. 31, 2019	Dec. 31, 2018
Investment properties	$160	$422
Equity accounted investments	223	568
Accounts receivables and other assets	4	14
Assets held for sale	387	1,004
Debt obligations	138	153
Accounts payable and other liabilities	2	10
Liabilities associated with assets held for sale	$140	$163

The following table presents the change to the components of the assets held for sale from the beginning of the year:

(US$ Millions)	Dec. 31, 2019	Dec. 31, 2018
Balance, beginning of year	$1,004	$1,433
Reclassification to/(from) assets held for sale, net	3,387	2,382
Disposals	(4,038)	(2,819)
Fair value adjustments	14	81
Foreign currency translation	(5)	(32)
Other	25	(41)
Assets held for sale	$387	$1,004

At December 31, 2018, assets held for sale included ten office assets in the United States, three office assets in Brazil, two triple-net lease assets in the United States and an equity accounted investment within the LP Investments portfolio.

In the first quarter of 2019, the partnership sold nine office assets in the United States, three office assets in Brazil, one triple-net lease asset in the United States and an equity accounted investment within the LP Investments portfolio for net proceeds of approximately $844 million.

In the second quarter of 2019, the partnership sold a portfolio of office assets in California and three triple-net lease assets in the United States within the LP Investments portfolio for net proceeds of approximately $129 million.

In the third quarter of 2019, the partnership sold two office assets in Australia in the Core Office segment and a portfolio of triple-net lease assets in the United States and one office asset in the United States in the LP Investments segment for net proceeds of approximately $541 million.

At December 31, 2019, assets held for sale included its equity accounted investment in the Diplomat in Florida, an office asset in California and six triple net lease assets in the United States, as the partnership intends to sell controlling interest in these assets to third parties in the next 12 months.